Accounts payable - Summary of aging analysis of the accounts payable (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	$ 201,986,202	$ 492,039,336
Within one month [member]
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	1,450,495	265,486,160
Repayable on demand [member]
Disclosure Of Detailed Information About Aging Analysis Of Trade And Other Payables Explanatory [Line Items]
Trade and other current payables	$ 200,535,707	$ 226,553,176